INVESTMENTS HELD IN TRUST ACCOUNT (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Schedule of Fair value assets measured on recurring basis

Description	Level	June 30, 2022
Assets:
Trust Account – U.S. Treasury Securities Money Market funds	1	$65,010,735

Description	Level	December 31, 2021
Assets:
Trust Account – U.S. Treasury Securities Mutual funds	1	$65,000,484